Intangible Assets - Schedule of Intangible Assets With Finite Lives Attributable to Future Periods (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets With Finite Lives Attributable to Future Periods [Abstract]
2026	$ 12,370	$ 12,370
2027	12,370	12,370
2028	12,370	12,370
2029	12,370	12,370
2030	12,370	12,370
Thereafter	176,273	179,365
Total	$ 238,123	$ 241,215